Cover	Oct. 07, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2021
Entity File Number	001-39465
Entity Registrant Name	HORIZON ACQUISITION CORPORATION
Entity Central Index Key	0001817071
Entity Tax Identification Number	98-1545465
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	600 Steamboat Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06830
City Area Code	203
Local Phone Number	298-5300
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unit [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	HZAC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	HZAC
Security Exchange Name	NYSE
Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	HZAC WS
Security Exchange Name	NYSE